Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense
The Group recognized total employee-related share-based compensation expense from all plans for the years ended December 31, 2021, 2020 and 2019 as set out below:

Year ended December 31,
2021	2020	2019
(Euros in thousands)

Research and development expenses	15,564	14,546	1,556
General and administrative expenses	10,839	10,973	460
Total share-based compensation	26,403	25,519	2,016

Share Appreciation Rights [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model

	December 31,
Amounts in USD	2019	2018

Exercise price	$1.12	$1.12
Underlying share price	$67.87	$27.21
Volatility	73%	64%
Time period (years)	1.25	5.00
Risk free rate	1.59%	2.77%
Dividend yield	0.00%	0.00%
Combined probability of exit events	80.00%	25.00%

Summary of Employee Share Options
Set out below are summaries of SARs issued during 2019 and 2018:

	2019		2018
	Weighted average exercise price in USD	Number	Weighted average exercise price in USD	Number

SARs outstanding at January 1,	$1.12	43,675	$1.12	43,978
SARs granted		—		—
SARs forfeited	1.12	220	1.12	303
SARs outstanding at December 31,	1.12	43,455	1.12	43,675
SARs vested	$1.12	117	$1.12	169
SARs exercisable		—		—

2016 Tandem Awards [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	The fair value of tandem awards issued in December 2019 was based on a company valuation of $350 million.

Amounts in USD	December 2019	June 2019 - September 2019	December 2018

Exercise price in USD	$23.82	$18.30	$16.65
Underlying share price in USD	$67.87	$16.94	$27.21
Volatility	73%	78%	64%
Time period (years)	1.25	2.10	5.00
Risk free rate	1.59%	2.04%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Combined probability of exit events	80.00%	60.00%	25.00%

Summary of Activities Under Share Based Payment Arrangement
Set out below are summaries of tandem awards issued during 2019 and

2018:

	2019		2018
	Weighted average exercise price in USD	Number	Weighted average exercise price in USD	Number

Tandem Awards outstanding at January 1,	$16.65	74,401	$16.65	31,880
Tandem awards granted in June to September	18.30	26,557	16.65	43,964
Tandem awards granted in December	23.82	5,447
Tandem awards forfeited	16.81	2,936	16.65	1,443
Tandem awards outstanding at December 31,	17.45	103,469	16.65	74,401
Tandem awards vested	$16.76	16,238	$16.65	14,350
Tandem awards exercisable		—		—
Weighted average remaining contract life (years)	8.56		9.12
Weighted average fair value of options granted in USD till September	10.27		4.51
Weighted average fair value of options granted in USD for December	53.41		—

Matching Stock Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model
Immatics applied a Black Scholes pricing model to estimate the fair value of the Matching Stock Options, which the Group records as an expense over the four-year graded vesting period.

As of June 30, 2020
Exercise price in USD	$10.00
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.5
Risk free rate	0.29%
Dividend yield	0.00%

Summary of Employee Share Options
Matching Stock Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,422,556
Matching Stock Options forfeited	10.00	9,254
Matching Stock Options exercised	10.00	6,834
Matching Stock Options expired	—	—
Matching Stock Options outstanding on December 31,	10.00	1,406,468
Matching Stock Options vested	10.00	1,413,302
Weighted average remaining contract life (years)	8.50
Matching Stock Options outstanding as of December 31, 2020:

2020
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	—	—

Matching Stock Options granted in June	10.00	1,430,818
Matching Stock Options forfeited	10.00	8,262
Matching Stock Options exercised	—	—
Matching Stock Options expired	—	—
Matching Stock Options outstanding on December 31,	10.00	1,422,556
Matching Stock Options vested	—	—
Weighted average remaining contract life (years)	9.50
Weighted average fair value of options granted in USD for June	10.59

Converted Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black Scholes pricing model to estimate the fair value of the Converted Options.

As of June 30, 2020
Average exercise price in USD	$2.47
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.6
Risk free rate	0.29%
Dividend yield	0.00%

Summary of Employee Share Options
Converted Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.58	594,844
Converted Options forfeited	1.30	18,548
Converted Options exercised	1.29	8,180
Converted Options expired	1.29	1,805
Converted Options outstanding on December 31,	2.64	566,311
Converted Options vested	2.61	193,727
Weighted average remaining contract life (years)	6.01
Converted Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	—	—
Converted Options granted in June	2.49	632,384
Converted Options forfeited	1.08	37,540
Converted Options exercised	—	—
Converted Options expired	—	—
Converted Options outstanding on December 31,	2.58	594,844
Converted Options vested	2.45	53,856
Weighted average remaining contract life (years)	7.01
Weighted average fair value of options granted in USD for June	4.83

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options

	As of March 30, 2021	As of June 17, 2021	As of June 29, 2021	As of September 28, 2021

Exercise price in USD	$11.68	$12.05	$11.93	$12.92
Underlying share price in USD	$11.68	$12.05	$11.93	$12.92
Volatility	85.77%	84.67%	84.53%	83.57%
Time period (years)	6.11	6.11	6.11	6.11
Risk free rate	1.17%	1.10%	1.08%	1.19%
Dividend yield	0.00%	0.00%	0.00%	0.00%

	As of September 29, 2021	As of October 27, 2021	As of December 9, 2021

Exercise price in USD	$12.75	$13.45	$11.00
Underlying share price in USD	$12.75	$13.45	$11.00
Volatility	83.51%	82.07%	81.80%
Time period (years)	6.11	6.11	6.11
Risk free rate	1.19%	1.34%	1.29%
Dividend yield	0.00%	0.00%	0.00%

Summary of Employee Share Options
Service Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.87	1,910,182
Service Options granted in March,	11.68	90,325
Service Options granted in June,	11.97	75,980
Service Options granted in September,	12.81	88,875
Service Options granted in October,	13.45	53,324
Service Options granted in December,	11.00	1,659,204
Service Options forfeited	10.01	149,178
Service Options exercised	10.00	3,093
Service Options expired	—	—
Service Options outstanding on December 31,	10.57	3,725,619
Service Options vested	9.86	557,401
Weighted average remaining contract life (years)	9.36
Service Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	—	—
Service Options granted in June,	10.00	1,087,417
Service Options granted in September,	9.72	74,000
Service Options granted in December,	9.70	802,149
Service Options forfeited	10.00	53,384
Service Options exercised	—	—
Service Options expired	—	—
Service Options outstanding on December 31,	9.87	1,910,182
Service Options vested	—	—
Weighted average remaining contract life (years)	9.72

Performance Based Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows

As of September 28, 2021

Exercise price in USD	$12.92
Underlying share price in USD	$12.92
Volatility	77.16%
Time period (years)	3.75
Risk free rate	1.49%
Dividend yield	0.00%
In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

	As of June 30, 2020	As of September 14, 2020

Exercise price in USD	$10.00	$10.00
Underlying share price in USD	$15.15	$9.16
Volatility	79%	78%
Time period (years)	7.0	6.7
Risk free rate	0.66%	0.67%
Dividend yield	0.00%	0.00%

Summary of Employee Share Options
PSUs outstanding as of December 31, 2021:

2021
Weighted average exercise price in USD	Number

PSUs outstanding on January 1,	10.00	3,644,000
PSUs granted in September	12.92	100,000
PSUs forfeited	10.00	48,000
PSUs outstanding on December 31,	10.08	3,696,000
PSUs vested	—	—
Weighted average remaining contract life (years)	8.98
PSUs outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number

PSUs outstanding on January 1,	—	—
PSUs granted in June	10.00	3,644,000
PSUs granted in September	10.00	255,000
PSUs forfeited	10.00	255,000
PSUs outstanding on December 31,	10.00	3,644,000
PSUs vested	—	—
Weighted average remaining contract life (years)	9.60